Income Taxes - Reconciliation of the Federal Statutory Rate to the Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal Statutory Rate	34.00%	34.00%
State Tax	0.20%	0.40%
Change in Valuation Allowance	216.80%	(34.80%)
Stock-Based Compensation	(0.50%)	(0.40%)
Research Credits	0.30%	1.70%
Other	(0.10%)	(1.00%)
Tax Reform-Tax Rate Change	(250.70%)
Provision for income taxes	0.00%	0.00%